Staff costs and Directors' remuneration - Summary of Average Number of Employees (Details) - employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	27,849	28,139	27,598
Costs borne by IHG
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	7,459	7,387	7,292
Costs borne by IHG | Americas
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	1,665	1,612	1,578
Costs borne by IHG | EMEAA
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	3,629	3,635	3,642
Costs borne by IHG | Greater China
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	368	357	352
Costs borne by IHG | Central
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	1,797	1,783	1,720
Employees whose costs are borne by the System Fund or are reimbursed
Disclosure of average number of employees [line items]
Average number of employees, including part-time employees	20,390	20,752	20,306